SUPPLEMENT DATED APRIL 13, 2007
                                     TO THE

                               RYDEX SERIES FUNDS

Rydex Series Funds Advisor and H-Class Shares Prospectus Dated August 1, 2006, Rydex Series Funds Investor and H-Class Shares Prospectus Dated August 1, 2006, and Rydex Series Funds A-Class and C-Class Shares Prospectus Dated August 1, 2006, and all supplements thereto, and Rydex Series Funds Statement of Additional Information Dated August 1, 2006, and all supplements thereto

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES (THE "PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI, AS APPLICABLE.

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CONVERSION OF THE MASTER FEEDER STRUCTURE

Effective April 1, 2007, the Nova, Inverse S&P 500, Inverse OTC and Inverse Government Long Bond Funds discontinued their respective master-feeder arrangements, and the Funds now pursue their respective investment objectives directly. Consequently, please note the following changes to the Rydex Series Funds Prospectuses and SAI.

         PROSPECTUS AMENDMENTS:

         o The first two sentences under each Fund's "Principal Investment Strategy" section in the Funds' Prospectuses are deleted.

         o The "Master-Feeder Investment Structure" section is deleted.

         o The first footnote to the advisory fee table under "Management of the Funds - Investment Advisor" is deleted.

         o All remaining references in the Prospectuses to the Nova Master Fund, Inverse S&P 500 Master Fund, Inverse OTC Master Fund and Inverse Government Long Bond Master Fund are deleted and replaced with Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund, respectively.

         SAI AMENDMENTS:

         o Under "General Information About the Trust," the eighth table labeled "Master Funds,*"and the corresponding footnote to the table, are deleted.

         o Under "General Information About the Trust," the following is added as the last paragraph:

           For the period from April 1, 2000 to April 1, 2007, the Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder structure. As a result of the reorganizations that occurred in April 2000 and August 2001, each of the predecessor Nova, Inverse S&P 500, Inverse OTC and Inverse Government Long Bond Funds sold all of its assets and liabilities to its corresponding master fund in exchange for shares of such master fund. Effective April 1, 2007, the Nova Fund, Inverse

           S&P 500 Fund, Inverse OTC Fund, and Inverse Government Long Bond Fund pursue their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund have been transferred to the Fund.

         o All remaining references to the Nova Master Fund, Inverse S&P 500 Master Fund, Inverse OTC Maser Fund, Inverse Government Long Bond Master Fund and Master Funds are deleted and replaced with Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund, Inverse Government Long Bond Fund, and Funds, respectively.

         o All footnotes stating that the Funds pursue their investment objectives by investing in a "master" fund are deleted. All fees and expenses previously paid by the Nova Master Fund, Inverse S&P 500 Master Fund, Inverse OTC Master Fund and Inverse Government Long Bond Master Fund will now be paid by the Nova Fund, Inverse S&P 500 Fund, Inverse OTC Fund and Inverse Government Long Bond Fund, respectively.

         o The "Master-Feeder Structure" section is deleted.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





SER-1-SUP3-0407x0807